February 21, 2014

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard World Fund (the Trust) File No. 2-17620

Commissioners:

Enclosed is the 134th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to (1) add Ballie Gifford Overseas Ltd. and Jennison Associates LLC as advisors to Vanguard U.S. Growth Fund, a series of the Trust, and (2) to affect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of April 22, 2014, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:	Amy Miller, Esquire
U.S. Securities & Exchange Commission